JMM	Nuveen Multi-Market Income Fund Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		LONG-TERM INVESTMENTS – 137.4% (98.0% of Total Investments)

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 106.6% (76.0% of Total Investments)

$214		321 Henderson Receivables VI LLC, 144A	9.310%	7/15/61	Aaa	$258,752
250		ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	269,910
500		Adams Outdoor Advertising LP, 144A	5.653%	11/15/48	BBB	505,747
62		Alternative Loan Trust 2003-J3	5.250%	11/25/33	Aaa	64,052
105		Alternative Loan Trust 2004-J2	6.500%	3/25/34	AA+	107,442
1,661		American Homes 4 Rent 2015-SFR2 Trust, 144A	0.000%	10/17/52	N/R	17
175		AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa2	178,958
292		Bayview Financial Mortgage Pass-Through Trust 2005-D	5.500%	12/28/35	AA	289,601
6		Bayview Financial Mortgage Pass-Through Trust 2006-C	5.638%	11/28/36	A+	5,975
35		Bayview Financial Mortgage Pass-Through Trust 2006-C	5.852%	11/28/36	Caa3	35,678
418		BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.952%	10/15/36	N/R	415,115
500		CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	516,665
1,000		CF Hippolyta LLC, 144A	2.600%	7/15/60	A–	1,014,922
97		Chase Funding Trust Series 2003-3	5.160%	3/25/33	Ba1	100,479
500		CHL GMSR Issuer Trust, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.899%	5/25/23	N/R	479,979
425		Citigroup Commercial Mortgage Trust 2015-GC29	4.296%	4/10/48	A–	419,867
600		Citigroup Commercial Mortgage Trust 2016-P5, 144A	3.000%	10/10/49	BBB–	418,617
450		Citigroup Commercial Mortgage Trust 2018-TBR, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.952%	12/15/36	BBB–	406,224
500		Citigroup Commercial Mortgage Trust 2019-PRM, 144A	4.350%	5/10/36	Baa3	519,026
101		Citigroup Global Markets Mortgage Securities VII Inc, 144A	6.000%	9/25/33	BB	101,012
500		COMM 2013-LC13 Mortgage Trust, 144A	5.463%	8/10/46	BB–	408,580
775		COMM 2015-CCRE22 Mortgage Trust	4.244%	3/10/48	A–	785,889
450		COMM 2015-CCRE25 Mortgage Trust	4.689%	8/10/48	A–	442,802
500		COMM 2015-CCRE26 Mortgage Trust	4.630%	10/10/48	A–	507,987
77		Commonbond Student Loan Trust 2017-B-GS, 144A	4.440%	9/25/42	Aa3	79,789
612		Connecticut Avenue Securities Trust 2019-R05, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	2.148%	7/25/39	B+	606,455
834		Connecticut Avenue Securities Trust 2019-R07, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	2.248%	10/25/39	B	829,195
250		CPT Mortgage Trust 2019-CPT, 144A	3.097%	11/13/39	N/R	235,556
364		Credit Suisse First Boston Mortgage Securities Corp	6.199%	4/25/33	AAA	366,926
86		Credit Suisse First Boston Mortgage Securities Corp	6.000%	12/25/35	D	10,098
500		Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.752%	5/15/36	Baa3	494,981
263		Credit-Based Asset Servicing and Securitization LLC, 144A	5.050%	12/25/37	Aaa	268,961
250		CSMC 2014-USA OA LLC, 144A	4.373%	9/15/37	B–	170,093
122		CSMC Mortgage-Backed Trust 2006-7	6.000%	8/25/36	Caa3	81,615
87		CWABS Asset-Backed Certificates Trust 2004-13	5.103%	5/25/35	Aaa	87,698
1,170		DB Master Finance LLC, Series 2017-1A, 144A	4.030%	11/20/47	BBB	1,239,697
1,152		Domino’s Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	1,222,548
122		Domino’s Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	121,811
606		Driven Brands Funding LLC, HONK-2018-1A, 144A	4.739%	4/20/48	BBB–	637,274
1,453		Driven Brands Funding LLC, HONK-2019-1A, 144A	4.641%	4/20/49	BBB–	1,536,749
2,000		Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	Aaa	2,095,078
1,500		Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	Aaa	1,546,919
2,500		Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	Aaa	2,616,674
14		Fannie Mae Mortgage Pool FN 709700, (4)	5.500%	6/01/33	N/R	16,472
—	(12)	Fannie Mae Mortgage Pool FN 745279, (4)	5.000%	2/01/21	N/R	493
68		Fannie Mae Mortgage Pool FN 745324, (4)	6.000%	3/01/34	Aaa	74,973
28		Fannie Mae Mortgage Pool FN 763687, (4)	6.000%	1/01/34	N/R	31,459
67		Fannie Mae Mortgage Pool FN 766070, (4)	5.500%	2/01/34	N/R	76,692
27		Fannie Mae Mortgage Pool FN 828346, (4)	5.000%	7/01/35	N/R	31,246
13		Fannie Mae Mortgage Pool FN 878059, (4)	5.500%	3/01/36	N/R	15,000
13		Fannie Mae Mortgage Pool FN 882685, (4)	6.000%	6/01/36	N/R	14,144
45		Fannie Mae Mortgage Pool FN 995018, (4)	5.500%	6/01/38	N/R	52,074

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,134	Fannie Mae Mortgage Pool FN AS8583, (4)	3.500%	1/01/47	Aaa	$1,200,798
842	Fannie Mae Mortgage Pool FN AW4182, (4)	3.500%	2/01/44	N/R	902,465
83	Fannie Mae Mortgage Pool FN BH4019, (4)	4.000%	9/01/47	N/R	89,454
1,454	Fannie Mae Mortgage Pool FN BM5126, (4)	3.500%	1/01/48	N/R	1,608,516
383	Fannie Mae Mortgage Pool FN BM5839, (4)	3.500%	11/01/47	Aaa	423,067
441	Fannie Mae Mortgage Pool FN BM6038, (4)	4.000%	1/01/45	Aaa	481,730
1,739	Fannie Mae Mortgage Pool FN MA3305, (4)	3.500%	3/01/48	N/R	1,839,393
112	Fannie Mae Mortgage Pool FN MA3332, (4)	3.500%	4/01/48	Aaa	118,240
1,447	Fannie Mae Mortgage Pool FN MA3333, (4)	4.000%	4/01/48	Aaa	1,545,369
75	Fannie Mae REMIC Trust 2002-W1	5.525%	2/25/42	Aaa	84,370
374	Fannie Mae REMIC Trust 2003-W1	3.229%	12/25/42	AAA	134,365
191	Fannie Mae REMICS Trust 2018-81	3.000%	11/25/48	Aaa	21,321
191	Fannie Mae REMICS Trust 2018-81	0.000%	11/25/48	N/R	177,414
300	Four Seas LP, 144A	4.950%	8/28/27	N/R	289,412
16	Freddie Mac Gold Pool FG C00676, (4)	6.500%	11/01/28	N/R	17,741
2,156	Freddie Mac Gold Pool FG G08528, (4)	3.000%	4/01/43	Aaa	2,296,897
761	Freddie Mac Gold Pool FG G08566, (4)	3.500%	1/01/44	N/R	816,391
1,750	Freddie Mac Gold Pool FG G08747, (4)	3.000%	2/01/47	Aaa	1,835,401
1,072	Freddie Mac Gold Pool FG G18497, (4)	3.000%	1/01/29	N/R	1,126,887
1,258	Freddie Mac Gold Pool FG G60138, (4)	3.500%	8/01/45	Aaa	1,399,445
684	Freddie Mac Gold Pool FG G60238, (4)	3.500%	10/01/45	Aaa	754,080
1,192	Freddie Mac Gold Pool FG Q40718, (4)	3.500%	5/01/46	N/R	1,270,394
1,740	Freddie Mac Gold Pool FG Q40841, (4)	3.000%	6/01/46	N/R	1,830,045
2,168	Freddie Mac Pool FR ZT0541, (4)	4.000%	6/01/48	N/R	2,372,442
575	Freddie Mac Pool FR ZT0542, (4)	4.000%	7/01/48	N/R	632,681
724	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STARC 2019-HQA4, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.498%	2/25/49	BB–	716,993
470	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STARC 2019-HQA4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3)	2.198%	11/25/49	B+	464,263
500	FREMF 2017-K724 Mortgage Trust, 144A	3.598%	11/25/23	BBB–	514,135
144	Ginnie Mae I Pool GN 604567, (4)	5.500%	8/15/33	N/R	168,256
80	Ginnie Mae I Pool GN 631574, (4)	6.000%	7/15/34	N/R	91,820
249	GMAT 2013-1 Trust, 144A	5.000%	11/25/43	N/R	244,521
550	GS Mortgage Securities Trust 2015-GC30	4.213%	5/10/50	N/R	519,319
69	GSMPS Mortgage Loan Trust 2001-2, 144A	7.500%	6/19/32	D	68,493
393	GSMPS Mortgage Loan Trust 2003-3, 144A	7.000%	6/25/43	BBB	444,722
370	GSMPS Mortgage Loan Trust 2005-RP1, 144A	8.500%	1/25/35	B2	423,878
518	GSMPS Mortgage Loan Trust 2005-RP2, 144A	7.500%	3/25/35	AAA	540,964
486	GSMPS Mortgage Loan Trust 2005-RP3, 144A	7.500%	9/25/35	AAA	505,892
317	GSMPS Mortgage Loan Trust 2005-RP3, 144A	8.000%	9/25/35	B3	341,813
478	Horizon Aircraft Finance II Ltd, 144A	4.703%	7/15/39	BBB	356,784
244	Horizon Aircraft Finance III Ltd, 144A	4.458%	11/15/39	BBB	183,964
212	Impac Secured Assets CMN Owner Trust	8.000%	10/25/30	CC	209,727
500	JG Wentworth XXXVII LLC, 144A	5.190%	6/17/69	Baa2	564,925
844	JGWPT XXV LLC, 144A	7.140%	2/15/67	A2	1,085,868
361	JGWPT XXVI LLC, 144A	6.770%	10/17/61	A2	439,332
251	JP Morgan Alternative Loan Trust 2006-S1	6.500%	3/25/36	D	203,765
500	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4, 144A	3.558%	12/15/49	BBB–	373,920
500	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.881%	1/05/31	BBB–	493,019
500	JPMDB Commercial Mortgage Securities Trust 2017-C7, 144A	3.000%	10/15/50	BBB–	381,234
400	Manhattan West, 144A	2.413%	9/10/39	Baa3	388,849
267	MASTR Alternative Loan Trust 2004-1	7.000%	1/25/34	Aaa	288,395
226	MASTR Alternative Loan Trust 2004-5	7.000%	6/25/34	AA+	236,472
180	MASTR Asset Securitization Trust 2003-11	5.250%	12/25/33	A	184,865
294	MASTR Reperforming Loan Trust 2005-1, 144A	7.500%	8/25/34	D	270,139
683	Mid-State Capital Corp 2004-1 Trust	6.005%	8/15/37	AA+	729,437
47	Mid-State Capital Corp 2004-1 Trust	8.900%	8/15/37	A1	51,814
642	Mid-State Capital Corp 2005-1 Trust	5.745%	1/15/40	AA	692,126
295	Mid-State Capital Trust 2010-1, 144A	5.250%	12/15/45	AAA	305,965
253	Mid-State Capital Trust 2010-1, 144A	7.000%	12/15/45	AAA	265,146

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$206	Mid-State Trust XI	5.598%	7/15/38	Baa3	$219,949
500	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	4.781%	1/15/49	A3	473,518
67	Morgan Stanley Mortgage Loan Trust 2006-2	5.750%	2/25/36	N/R	69,058
500	MSCG Trust 2015-ALDR, 144A	3.577%	6/07/35	BBB–	379,656
352	MVW Owner Trust 2017-1, 144A	2.420%	12/20/34	AAA	358,819
1,000	Natixis Commercial Mortgage Securities Trust 2019-MILE D, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.902%	7/15/36	N/R	953,395
288	New Residential Mortgage LLC 2018-FNT2, 144A	4.920%	7/25/54	N/R	278,023
427	New Residential Mortgage Loan Trust 2014-1, 144A	6.052%	1/25/54	BBB	451,485
727	New Residential Mortgage Loan Trust 2015-2, 144A	5.517%	8/25/55	Baa1	781,446
278	NRZ Excess Spread-Collateralized Notes, 144A	4.690%	5/25/23	N/R	270,302
237	NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, 144A	4.374%	1/25/23	N/R	234,178
251	NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, 144A	4.593%	2/25/23	N/R	242,515
490	Planet Fitness Master Issuer LLC, 144A	4.666%	9/05/48	BBB–	490,240
500	PNMAC FMSR ISSUER TRUST 2018-FT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.498%	4/25/23	N/R	481,287
500	PNMAC GMSR ISSUER TRUST 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	2.998%	2/25/23	N/R	488,007
500	PNMAC GMSR ISSUER TRUST 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	2.799%	8/25/25	N/R	482,419
500	Progress Residential 2017-SFR2 Trust, 144A	3.595%	12/17/34	Baa1	503,105
323	RALI Series 2005-QS12 Trust	5.500%	8/25/35	Caa2	322,154
485	RBS Commercial Funding Inc 2013-SMV Trust, 144A	3.704%	3/11/31	A+	406,049
277	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	294,314
382	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	371,076
491	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	509,524
383	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	404,759
500	Stack Infrastructure Issuer LLC, 144A	1.893%	8/25/45	A–	503,252
750	STACR Trust 2018-HRP2, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	2.548%	2/25/47	BBB–	715,524
330	START Ireland, Series 2019-1, 144A	5.095%	3/15/44	BB	178,615
363	Start Ltd/Bermuda, Series 2018-1, 144A	4.089%	5/15/43	BBB+	335,816
192	Structured Receivables Finance 2010-A LLC, 144A	5.218%	1/16/46	AAA	201,179
484	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	485,704
605	Taco Bell Funding LLC, Series 2016-1A, 144A	4.970%	5/25/46	BBB	651,261
314	Thunderbolt Aircraft Lease Ltd, 144A	4.212%	5/17/32	A	296,184
100	Tricon American Homes 2016-SFR1 Trust, 144A	4.878%	11/17/33	N/R	99,901
450	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	4.234%	3/10/46	A3	427,321
500	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	6.292%	2/25/49	N/R	474,137
150	Vericrest Opportunity Loan Trust 2019-NPL7, 144A	3.967%	10/25/49	N/R	148,524
500	Verus Securitization Trust 2017-1, 144A	5.273%	1/25/47	A	517,874
1,000	VOLT LXXXIV LLC, 144A	3.967%	12/27/49	N/R	987,414
210	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS4 Trust	5.500%	2/25/33	N/R	214,893
16	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	6.017%	8/25/38	Aaa	16,454
972	Wendy’s Funding LLC, Series 2018-1A, 144A	3.573%	3/15/48	BBB	1,005,176
489	Wendy’s Funding LLC, Series 2019-1A, 144A	3.783%	6/15/49	BBB	518,246
250	WF-RBS Commercial Mortgage Trust 2011-C2, 144A	5.392%	2/15/44	Aa2	249,277
750	WFRBS Commercial Mortgage Trust 2011-C3, 144A	5.335%	3/15/44	A1	734,609
$77,613	Total Asset-Backed and Mortgage-Backed Securities (cost $76,406,021)				77,059,738

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 27.8% (19.8% of Total Investments)

	Aerospace & Defense – 0.7%

$300	Boeing Co, (4)	3.450%	11/01/28	Baa2	$300,399
100	Howmet Aerospace Inc	6.875%	5/01/25	BBB–	110,500
150	Triumph Group Inc	5.250%	6/01/22	CCC–	123,000
550	Total Aerospace & Defense				533,899

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Air Freight & Logistics – 0.1%

$100	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	$100,985

	Airlines – 0.2%

100	Delta Air Lines Inc, 144A, (4)	7.000%	5/01/25	Baa2	109,782

	Auto Components – 0.4%

100	Adient US LLC, 144A	9.000%	4/15/25	Ba3	110,250
200	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	207,500
300	Total Auto Components				317,750

	Automobiles – 1.0%

125	Ford Motor Co	8.500%	4/21/23	BB+	136,250
400	General Motors Financial Co Inc, (4)	3.600%	6/21/30	BBB	412,418
200	Lithia Motors Inc, 144A, (DD1)	4.375%	1/15/31	BB	200,000
725	Total Automobiles				748,668

	Banks – 0.3%

250	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.592%	6/07/23	N/R	251,450

	Capital Markets – 0.4%

200	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	210,000
100	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	101,000
300	Total Capital Markets				311,000

	Chemicals – 2.1%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	226,250
200	CF Industries Inc	3.450%	6/01/23	BB+	205,000
375	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB–	365,625
250	OCI NV, 144A	6.625%	4/15/23	BB	258,281
200	OCI NV, 144A, (WI/DD)	4.625%	10/15/25	N/R	200,000
175	Tronox Inc, 144A	6.500%	5/01/25	Ba3	182,000
100	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	102,625
1,550	Total Chemicals				1,539,781

	Commercial Services & Supplies – 0.7%

50	CDW LLC / CDW Finance Corp	3.250%	2/15/29	Ba2	49,812
100	GFL Environmental Inc, 144A	4.250%	6/01/25	BB–	101,000
150	GFL Environmental Inc, 144A	7.000%	6/01/26	B–	158,130
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	213,876
500	Total Commercial Services & Supplies				522,818

	Communications Equipment – 0.1%

100	CommScope Inc, 144A	8.250%	3/01/27	B–	104,000

	Consumer Finance – 0.2%

200	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	167,500

	Containers & Packaging – 0.2%

75	Ball Corp	2.875%	8/15/30	BB+	74,156
100	Silgan Holdings Inc	4.125%	2/01/28	BB	102,000
175	Total Containers & Packaging				176,156

	Diversified Financial Services – 1.1%

500	GE Capital International Funding Co Unlimited Co	3.373%	11/15/25	BBB+	533,218
225	Quicken Loans LLC, 144A	5.250%	1/15/28	Ba1	237,074
725	Total Diversified Financial Services				770,292

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 2.3%

$500	AT&T Inc, (4)	4.300%	2/15/30	A–	$591,975
100	Avaya Inc, 144A	6.125%	9/15/28	BB–	102,125
500	Qwest Corp	6.750%	12/01/21	BBB–	527,530
50	Switch Ltd, 144A	3.750%	9/15/28	BB	50,500
200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	209,969
175	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	172,240
1,525	Total Diversified Telecommunication Services				1,654,339

	Electric Utilities – 0.2%

200	Talen Energy Supply LLC	6.500%	6/01/25	B	130,751

	Energy Equipment & Services – 0.3%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	240,052

	Entertainment – 0.1%

100	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	106,000

	Equity Real Estate Investment Trust – 3.4%

300	CubeSmart LP	3.000%	2/15/30	BBB	321,815
250	DDR Corp	4.250%	2/01/26	BBB	267,616
150	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	156,154
500	Hudson Pacific Properties LP	3.250%	1/15/30	Baa2	517,533
250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	260,312
75	Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	75,414
500	Regency Centers LP, (4)	2.950%	9/15/29	BBB+	517,665
300	SBA Tower Trust, 144A	1.884%	1/15/26	A2	306,611
2,325	Total Equity Real Estate Investment Trust				2,423,120

	Food & Staples Retailing – 1.3%

250	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB–	274,260
500	Sysco Corp, (4)	5.950%	4/01/30	Baa1	630,974
750	Total Food & Staples Retailing				905,234

	Gas Utilities – 0.3%

200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	204,750

	Health Care Providers & Services – 0.9%

100	Centene Corp	4.250%	12/15/27	BBB–	104,643
100	Centene Corp	4.625%	12/15/29	BBB–	107,866
100	DaVita Inc, 144A	4.625%	6/01/30	Ba3	102,640
146	Encompass Health Corp	5.750%	11/01/24	B+	146,219
50	Encompass Health Corp, (WI/DD)	4.625%	4/01/31	B+	50,000
100	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB–	102,050
50	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB–	50,421
646	Total Health Care Providers & Services				663,839

	Hotels, Restaurants & Leisure – 0.4%

100	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	102,750
50	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	51,000
100	Yum! Brands Inc, 144A	7.750%	4/01/25	B+	110,500
250	Total Hotels, Restaurants & Leisure				264,250

	Household Durables – 0.4%

250	M/I Homes Inc	5.625%	8/01/25	BB–	258,750

	Independent Power & Renewable Electricity Producers – 0.1%

100	AES Corp, 144A, (4)	3.300%	7/15/25	BBB	106,536

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.2%

$190	Genworth Holdings Inc	4.800%	2/15/24	B–	$174,794

	IT Services – 0.1%

50	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	Ba2	51,328

	Leisure Products – 0.4%

250	Mattel Inc, 144A	6.750%	12/31/25	B+	263,750

	Life Sciences Tools & Services – 0.1%

75	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	77,813

	Machinery – 0.5%

200	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	206,500
150	Navistar International Corp, 144A	6.625%	11/01/25	B3	153,937
350	Total Machinery				360,437

	Media – 1.1%

500	Altice France SA/France, 144A	7.375%	5/01/26	B	523,950
250	Entercom Media Corp, 144A	7.250%	11/01/24	CCC+	208,750
90	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB–	90,225
840	Total Media				822,925

	Metals & Mining – 0.8%

250	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	263,437
150	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	154,532
100	Freeport-McMoRan Inc	5.250%	9/01/29	Ba1	107,250
50	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	49,500
550	Total Metals & Mining				574,719

	Mortgage Real Estate Investment Trust – 0.2%

125	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	133,162

	Multiline Retail – 0.1%

50	Macy’s Inc, 144A	8.375%	6/15/25	Ba1	51,697

	Oil, Gas & Consumable Fuels – 2.2%

250	Enable Midstream Partners LP, (4)	4.400%	3/15/27	BBB–	240,054
100	EnLink Midstream LLC	5.375%	6/01/29	BB+	81,000
200	Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	170,466
500	MPLX LP, (4)	4.800%	2/15/29	BBB	573,990
100	NuStar Logistics LP	5.750%	10/01/25	Ba3	103,280
275	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	207,625
200	Southwestern Energy Co	7.500%	4/01/26	BB	195,500
1,625	Total Oil, Gas & Consumable Fuels				1,571,915

	Pharmaceuticals – 0.8%

100	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	97,125
225	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B+	224,775
220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	229,350
545	Total Pharmaceuticals				551,250

	Real Estate Management & Development – 0.3%

250	Hunt Cos Inc, 144A	6.250%	2/15/26	BB–	240,000

	Road & Rail – 0.4%

250	United Rentals North America Inc	4.875%	1/15/28	BB–	262,500

	Software – 0.1%

50	Black Knight InfoServ LLC, 144A	3.625%	9/01/28	Ba3	50,531

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail – 1.0%

$50	L Brands Inc, 144A	6.875%	7/01/25	BB	$54,000
50	L Brands Inc, 144A	6.625%	10/01/30	B+	50,875
200	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	207,490
250	PGT Innovations Inc, 144A	6.750%	8/01/26	B+	266,250
200	Staples Inc, 144A	10.750%	4/15/27	B3	160,375
750	Total Specialty Retail				738,990

	Tobacco – 0.7%

500	BAT Capital Corp	2.259%	3/25/28	BBB+	501,219

	Trading Companies & Distributors – 1.1%

350	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	BBB	351,183
300	Air Lease Corp, (4)	3.875%	7/03/23	BBB	312,484
50	WESCO Distribution Inc, 144A	7.125%	6/15/25	BB–	54,465
50	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB–	54,784
750	Total Trading Companies & Distributors				772,916

	Wireless Telecommunication Services – 0.4%

250	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	270,550
$19,621	Total Corporate Bonds (cost $19,883,468)				20,082,198

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.3% (1.0% of Total Investments)

	Bahrain – 0.4%

$250	Bahrain Government International Bond, 144A	7.000%	10/12/28	B+	$272,355

	Egypt – 0.6%

400	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	409,728

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A	5.875%	1/30/25	B+	87,200

	Sri Lanka – 0.2%

250	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	B–	173,750
$1,000	Total Sovereign Debt (cost $995,620)				943,033

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.9% (0.6% of Total Investments)

	Banks – 0.6%

$200	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (6)	Ba2	$199,000
200	Societe Generale SA, 144A	6.750%	N/A (6)	BB	209,250
400	Total Banks				408,250

	Capital Markets – 0.3%

200	UBS Group AG, 144A	7.000%	N/A (6)	BBB	213,500
$600	Total Contingent Capital Securities (cost $600,000)				621,750

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (7)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.7% (0.5%of Total Investments)

	Tax Obligation/General – 0.7%

$500	Illinois State, General Obligation Bonds, Pension Funding Series 2003, 5.100%, 6/01/33		No Opt. Call	BBB–	$505,655
$500	Total Municipal Bonds (cost $514,936)				505,655

Shares	Description (1)				Value

	COMMON STOCKS – 0.2% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.2%

7,399	Denbury Inc, (8)				$130,222
	Total Common Stocks (cost $247,948)				130,222
	Total Long-Term Investments (cost $98,647,993)				99,342,596

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS–2.8% (2.0% of Total Investments)

	REPURCHASE AGREEMENTS – 2.8% (2.0% of Total Investments)

$1,991	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $1,991,431, collateralized $2,040,600 U.S. Treasury Notes, 0.375%, due 9/30/27, value $2,031,354	0.000%	10/01/20		$1,991,431
	Total Short-Term Investments (cost $1,991,431)				1,991,431
	Total Investments (cost $100,639,424) – 140.2%				101,334,027
	Reverse Repurchase Agreements – (31.4)% (9)				(22,664,708)
	Other Assets Less Liabilities – (8.8)% (10)				(6,383,903)
	Net Assets Applicable to Common Shares – 100%				$72,285,416

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(38)	12/20	$(5,279,529)	$(5,302,188)	$(22,659)	$9,500
U.S. Treasury 10-Year Ultra Note	Short	(14)	12/20	(2,228,372)	(2,238,906)	(10,534)	6,563
U.S. Treasury Long Bond	Short	(11)	12/20	(1,935,284)	(1,939,094)	(3,810)	10,313
U.S. Treasury Ultra Bond	Long	30	12/20	6,687,032	6,654,375	(32,657)	(60,000)
Total				$(2,756,153)	$(2,825,813)	$(69,660)	$(33,624)
*	The aggregate amount of long and short positions is $6,687,032 and $(9,443,185), respectively.

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(1,922,200)	$(1,922,200)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$77,059,738	$—	$77,059,738
Corporate Bonds	—	20,082,198	—	20,082,198
Sovereign Debt	—	943,033	—	943,033
Contingent Capital Securities	—	621,750	—	621,750
Municipal Bonds	—	505,655	—	505,655
Common Stocks	130,222	—	—	130,222

Short-Term Investments
Repurchase Agreements	—	1,991,431	—	1,991,431

Investments in Derivatives:
Futures Contracts*	(69,660)	—	—	(69,660)
Interest Rate Swaps*	—	(1,922,200)	—	(1,922,200)
Total	$60,562	$99,281,605	$—	$99,342,167
*	Represents net unrealized appreciation (depreciation).

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $23,134,065 have been pledged as collateral for reverse repurchase agreements.

(5)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Perpetual security. Maturity date is not applicable.

(7)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	Reverse Repurchase Agreements as a percentage of Total Investments is 22.4%.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(12)	Principal Amount (000) rounds to less than $1,000.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not Applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.